Land Use Rights, Net	12 Months Ended
Dec. 31, 2012
Land Use Rights, Net

8. LAND USE RIGHTS, NET

	As of December 31,
	2011	2012
Land use rights	$3,273	$3,306
Less: accumulated amortization	(30)	(102)
Exchange differences	(1)	(2)

Land use rights, net	$3,242	$3,202

In 2011, the Group acquired a land use rights in Wuxi, China, with the total payment of $3,273. The land use right was record at cost less accumulated amortization using a straight-line basis over the remaining 45-year term of the land use right certification.

Future amortization expense is US$72 per year for each of the next five years through December 31, 2017 and after.